COST OF SALES	6 Months Ended
Jun. 30, 2024
Cost of sales [Abstract]
Cost of Sales	Cost of Sales

	Gold		Copper		Other[3]		Total
For the three months ended June 30	2024	2023	2024	2023	2024	2023	2024	2023
Site operating costs[1,2]	$1,289	$1,244	$84	$100	$—	$—	$1,373	$1,344
Depreciation[1]	401	413	71	59	8	8	480	480
Royalty expense	99	88	16	16	—	—	115	104
Community relations	10	8	1	1	—	—	11	9
	$1,799	$1,753	$172	$176	$8	$8	$1,979	$1,937
	Gold		Copper		Other[3]		Total
For the six months ended June 30	2024	2023	2024	2023	2024	2023	2024	2023
Site operating costs[1,2]	$2,546	$2,452	$179	$215	$—	$—	$2,725	$2,667
Depreciation[1]	808	858	131	103	15	14	954	975
Royalty expense	187	189	28	31	—	—	215	220
Community relations	19	15	2	1	—	—	21	16
	$3,560	$3,514	$340	$350	$15	$14	$3,915	$3,878
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value as follows: $11 million for the three months ended June 30, 2024 (2023: $1 million) and $33 million for the six months ended June 30, 2024 (2023: $14 million).
[2]Site operating costs includes the costs of extracting by-products.
[3]Other includes corporate amortization.